Document And Entity Information	Nov. 12, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Olema Oncology, Inc.
Entity Central Index Key	0001750284
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity File Number	001-39712
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-0409740
Entity Address, Address Line One	365 Oyster Point Blvd.
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	415
Local Phone Number	651-3316
Entity Information, Former Legal or Registered Name	Olema Pharmaceuticals, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	OLMA
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	780 Brannan Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103